Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND CLASS AAA
Prospectus [Line Items]
Annual Return [Percent]	27.63%	22.35%	22.89%	(28.62%)	5.17%	16.42%	15.62%	(11.89%)	13.38%	2.65%
The Gabelli Global Growth Fund CLASS AAA
Prospectus [Line Items]
Annual Return [Percent]	13.94%	29.71%	34.47%	(37.45%)	21.10%	35.43%	30.73%	(2.08%)	29.02%	1.20%
GABELLI INTERNATIONAL SMALL CAP FUND CLASS AAA
Prospectus [Line Items]
Annual Return [Percent]	39.57%	(6.04%)	6.32%	(25.50%)	4.16%	19.16%	25.94%	(20.87%)	28.09%	1.12%
The Gabelli Global Rising Income and Dividend Fund CLASS AAA
Prospectus [Line Items]
Annual Return [Percent]	22.11%	2.07%	9.92%	(15.63%)	21.32%	11.68%	14.38%	(14.02%)	20.91%	5.41%
Gabelli Global Mini Mites Fund CLASS AAA
Prospectus [Line Items]
Annual Return [Percent]	10.59%	10.88%	39.05%	(16.17%)	19.25%	15.87%	11.49%